Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 10 – LEASES:

Xylo

On January 5, 2023, the Company entered into a new lease agreement for its offices for a period of 21 months effective as of February 1, 2023, with an option by the Company to extend the lease period for two additional terms of 12 months each. On August 21,2024, the company extended the lease agreement until November 1, 2025. According to the agreement, the Company will pay NIS 8.3 thousand plus VAT per month. The Company uses its incremental borrowing rate of 10% as the discount rate for its leases, as the implicit rate in the lease is not readily determinable.

Jeffs’ Brands

Jeffs’ Brands leases office space and a warehouse with a remaining useful life of less than 3 years and uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2023, Jeffs’ Brands leases had a weighted average remaining lease term of 3 years and a weighted average borrowing rate of 10%.

Gix Internet

On February 25, 2021, Gix Media entered into a lease agreement for a new corporate office of 479 square meters in Ramat Gan, Israel, for a monthly rent fee of USD 10 thousand. The lease period is for 36 months (the “initial lease period”) with an option to extend the lease period for two additional terms of 24 months each. In accordance with the lease agreement, Gix Media made leasehold improvements in exchange for a rent fee discount of USD 67 thousand which will be spread over the initial lease period.

In December 2023, Gix Media exercised the option to extend the lease period for an additional term of 24 months (from March 1, 2024, to February 28, 2026).

As of December 31, 2023, Gix’s Media leases had a weighted average remaining lease term of 4 years and a weighted average borrowing rate of 3.10%.

On June 20, 2024, Gix Media and the lessor of its offices entered into a lease termination agreement. According to the agreement, the lease terminated on June 30, 2024. In compensation for the lessor’s consent to early termination, Gix Media paid the lessor USD 7 thousand in cash and USD 62 thousand in office furniture and equipment, as per the carrying values of such assets as of the early termination date. As a result of the early termination of the agreement, the Group recorded a capital loss of USD 46 thousand in other expenses in its consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2024.

Right-of-use assets

Buildings
USD in thousands
Cost:
As of December 31, 2022	771
Additions	104
As of December 31, 2023	875
Deconsolidation of Jeffs’ Brands	(115)
Derecognition upon early termination	(315)
As of December 31, 2024	445

Accumulated Depreciation:
As of December 31, 2022	(180)
Depreciation for the year	(199)
As of December 31, 2023	(379)
Depreciation for the year	(20)
Deconsolidation of Jeffs’ Brands	-
Derecognition upon early termination	(46)
As of December 31, 2024	(445)

Carrying amount:
As of December 31, 2024	-
As of December 31, 2023	496

Amounts recognized in profit and loss:

	2024	2023
	USD in thousands
Depreciation expense on right-of-use assets	20	199
Interest expense on lease liabilities	56	82

For the year ended December 31, 2024, the total cash outflows for leases amounted to USD 118 thousand (2023: USD 150 thousand).

Lease liabilities

Maturities of lease liabilities as of December 31, 2024 and 2023 are as follows:

	2024	2023
	USD in thousands
Year 1	-	102
Year 2	-	162
Year 3	-	143
Year 4	-	148
Year 5	-	19
Onwards	-	-
Less: unearned interest	-	(4)
	-	570
Analyzed as:
Non-current	-	468
Current	-	102
	-	570